Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Investments in Associates and Joint Ventures

Investments accounted for using the equity method comprise:

(€ million)	% interest	2018	2017(a)	2016(a)
Regeneron Pharmaceuticals, Inc.(b)	21.7	3,055	2,496	2,550
Onduo LLC	50.0	108	141	181
Infraserv GmbH & Co. Höchst KG(c)	31.2	73	73	79
Entities and companies managed by Bristol-Myers Squibb(d)	49.9	40	38	44
Other investments	—	126	99	38

Total		3,402	2,847	2,892

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1).
(b)	See Note D.1.1.
(c)	Joint venture.
(d)	Under the terms of the agreements with BMS (see Note C.2.), Sanofi’s share of the net assets of entities majority-owned by BMS is recorded in Investments accounted for using the equity method.

Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures

The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2018		2017(a)		2016(a)
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method(b)	17	482	20	65	20	116
Share of other comprehensive income from investments accounted for using the equity method	(7)	105	22	(303)	(3)	58

Total	10	587	42	(238)	17	174

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1).
(b)

The Sanofi Pasteur MSD joint venture ceased to be accounted for by the equity method on March 8, 2016, the date on which it was announced that the joint venture was to be dissolved (see Notes B.1. and D.1.3.).

Summary of Principal Transactions and Balances with Related Parties

The principal transactions and balances with related parties are summarized below:

(€ million)	2018	2017	2016
Sales	35	33	39
Royalties and other income(a)	116	100	156
Accounts receivable and other receivables(a)	89	85	101
Purchases and other expenses (including research expenses)(a)	1,143	777	708
Accounts payable and other payables(a)	544	217	226

(a)	These amounts mainly comprise transactions with Regeneron.

Summary of Financial Statements of Regeneron, After Adjustments to Comply With IFRS But Before Fair Value Remeasurements

Key items from the consolidated financial statements of Regeneron, after adjustments to comply with IFRS (including those required to align on elective accounting treatments adopted by Sanofi) but before fair value remeasurements, are set forth below:

(€ million)	2018	2017(a)	2016(a)
Net sales and other revenues	5,680	5,079	4,389
Net income	2,476	702	714
Other comprehensive income for the period, net of taxes	(33)	12	(19)
Comprehensive income	2,443	714	695

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1).

Disclosure of Associates Balance Sheet Lines
	December 31, 2018		December 31, 2017(a)		December 31, 2016(a)
Current assets		5,621		3,615		3,001
Non-current assets		4,731		3,966		4,316

Total assets		10,352		7,581		7,317

Current liabilities		1,258		983		1,178
Non-current liabilities		772		1,340		1,245

Total liabilities		2,030		2,323		2,423

Consolidated shareholders’ equity of Regeneron		8,322		5,258		4,894

(a)	Includes the effect of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1).

Summary of Reconciliation to Carrying Amount of Investment

The table below shows a reconciliation to the carrying amount of the investment:

(€ million)	December 31, 2018	December 31, 2017(a)	December 31, 2016(a)
% interest	22%	22%	22%
Share of equity attributable to Sanofi	1,806	1,167	1,081
Goodwill	858	810	835
Fair value remeasurements of assets and liabilities at the acquisition date	873	938	1,065
Other items(b)	(482)	(419)	(431)
Carrying amount of the investment in Regeneron	3,055	2,496	2,550

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1).
(b)

Mainly comprised of the difference arising from Sanofi’s share of the accumulated profits and losses and other changes in the net assets of Regeneron for the periods prior to first-time application of the equity method, and thereafter (i) Sanofi’s share of the stock option expense recognized against equity in the books of Regeneron, and of the deferred taxes recognized against equity in respect of that expense in accordance with IAS 12 paragraph 68.C. and (ii) the effects of the elimination of internal profits between Sanofi and Regeneron.

Summary of Market Value of Sanofi's Investment in Regeneron Based on Quoted Stock Market Price Per Share

The market value of Sanofi’s investment in Regeneron as of December 31, 2018, 2017 and 2016, based on the quoted stock market price per share in US dollars, is shown below:

	2018	2017	2016
Quoted stock market price per share ($)	373.50	375.96	367.09
Market value of investment in Regeneron ($ million)	8,835	8,978	8,597
Market value of investment in Regeneron (€ million)	7,702	7,487	8,159